UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Advertising Agencies - 1.3%
Omnicom Group, Inc.	128,000	$8,706,560

Aerospace & Defense - 1.0%
United Technologies Corporation	50,000	6,990,500

Air Delivery & Freight Services - 2.1%
FedEx Corpration	29,000	6,982,910
United Parcel Service, Inc. - Class B	64,000	7,472,000
		14,454,910
Airlines - 3.2%
Delta Air Lines, Inc.	173,000	10,004,590
JetBlue Airways Corporation (a)	389,000	7,531,040
Spirit Airlines, Inc. (a)	85,465	4,014,291
		21,549,921
Auto Components - 3.6%
Aptiv PLC (b)	59,264	4,972,250
BorgWarner, Inc.	154,000	6,588,120
Delphi Technologies PLC (b)	165,000	5,174,400
Goodyear Tire & Rubber Company	335,400	7,845,006
		24,579,776
Auto Manufacturers - 1.0%
General Motors Company	202,000	6,801,340

Capital Markets - 0.6%
Goldman Sachs Group, Inc.	18,000	4,036,320

Chemicals - 2.0%
DowDuPont, Inc.	107,000	6,881,170
Eastman Chemical Company	71,000	6,796,120
		13,677,290
Commercial Banks - 6.0%
Bank of New York Mellon Corporation	125,000	6,373,750
BB&T Corporation	64,000	3,106,560
Citizens Financial Group, Inc.	189,000	7,289,730
Fifth Third Bancorp	184,000	5,137,280
Prosperity Bancshares, Inc.	69,235	4,801,447
U.S. Bancorp	135,000	7,129,350
Wells Fargo & Company	138,000	7,253,280
		41,091,397
Commercial Services - 0.5%
Moody's Corporation	19,000	3,176,800

Communications Equipment - 2.5%
Cisco Systems, Inc.	228,000	11,092,200
CommScope Holding Company, Inc. (a)	194,000	5,967,440
		17,059,640
Computers - 5.4%
Apple, Inc.	52,000	11,738,480
Conduent, Inc. (a)	368,053	8,288,554
International Business Machines Corporation (IBM)	54,000	8,165,340
Western Digital Corporation	153,000	8,956,620
		37,148,994
Consumer Finance - 2.0%
American Express Company	43,000	4,579,070
MasterCard, Inc. - Class A	16,000	3,561,760
Visa, Inc. - Class A	35,000	5,253,150
		13,393,980
Containers & Packaging - 3.5%
Owens-Illinois, Inc. (a)	426,300	8,010,177
Packaging Corporation of America	33,000	3,619,770
Sealed Air Corporation	130,000	5,219,500
WestRock Company	125,241	6,692,879

		23,542,326
Diversified Financial Services - 3.4%
Franklin Resources, Inc.	150,222	4,568,251
Invesco Ltd. (b)	432,000	9,884,160
Legg Mason, Inc.	280,000	8,744,400
		23,196,811
E-Commerce - 1.2%
eBay, Inc. (a)	255,000	8,420,100

Electrical Equipment - 2.3%
Eaton Corp PLC (b)	76,000	6,591,480
Flex Ltd. (a)(b)	70,000	918,400
Generac Holdings, Inc. (a)	140,000	7,897,400
		15,407,280
Electronics - 1.8%
Keysight Technologies, Inc. (a)	111,000	7,357,080
Sensata Technologies Holding PLC (a)(b)	105,000	5,202,750
		12,559,830
Energy - 1.0%
Chevron Corporation	26,500	3,240,420
Exxon Mobil Corporation	43,000	3,655,860
		6,896,280
Food & Drug Retailers - 3.5%
Casey's General Stores, Inc.	26,400	3,408,504
CVS Health Corporation	128,000	10,076,160
Walgreens Boots Alliance, Inc.	140,700	10,257,030
		23,741,694
Food Products - 1.0%
Hormel Foods Corporation	51,000	2,009,400
JM Smucker Company	44,000	4,514,840
		6,524,240
Health Care Equipment & Supplies - 5.6%
Baxter International, Inc.	46,000	3,546,140
Becton, Dickinson and Company	27,000	7,047,000
Danaher Corporation	50,000	5,433,000
Hologic, Inc. (a)	121,900	4,995,462
Medtronic PLC (b)	70,920	6,976,400
Zimmer Biomet Holdings, Inc.	77,000	10,123,190
		38,121,192
Health Care Providers & Services - 2.0%
Henry Schein, Inc. (a)	40,800	3,469,224
UnitedHealth Group, Inc.	19,000	5,054,760
Universal Health Services, Inc. - Class B	39,000	4,985,760
		13,509,744
Hotels & Leisure - 0.5%
SeaWorld Entertainment, Inc. (a)	106,200	3,337,866

Household Durables - 3.0%
Mohawk Industries, Inc. (a)	35,000	6,137,250
Newell Brands, Inc.	461,000	9,358,300
Snap-on, Inc.	28,000	5,140,800
		20,636,350
Household Products - 1.9%
Coty, Inc. - Class A	528,000	6,631,680
Kimberly-Clark Corporation	25,000	2,841,000
Procter & Gamble Company	41,000	3,412,430
		12,885,110
Industrial Equipment Wholesale - 1.3%
WESCO International, Inc. (a)	150,000	9,217,500

Insurance - 4.8%
Aon PLC (b)	48,700	7,489,086
Marsh & McLennan Companies, Inc.	44,800	3,705,856
Prudential Financial, Inc.	73,000	7,396,360
Travelers Companies, Inc.	44,500	5,772,095
Willis Towers Watson PLC (b)	61,000	8,597,340
		32,960,737

Internet Software & Services - 1.4%
Alphabet, Inc. - Class C (a)	8,200	9,786,454

Machinery - 4.4%
AGCO Corporation	52,650	3,200,593
Caterpillar, Inc.	28,000	4,269,720
Cummins, Inc.	13,000	1,898,910
Gardner Denver Holdings, Inc. (a)	304,250	8,622,445
Parker-Hannifin Corporation	36,877	6,782,787
Regal Beloit Corporation	60,000	4,947,000
		29,721,455
Materials - 0.7%
Axalta Coating Systems Ltd. (a)(b)	156,600	4,566,456

Media - 5.6%
Comcast Corporation - Class A	226,000	8,002,660
Discovery, Inc. - Class C (a)	352,900	10,438,782
Viacom Inc. - Class B	285,000	9,621,600
Walt Disney Company	84,500	9,881,430
		37,944,472
Office Electronics - 0.9%
Zebra Technologies Corporation - Class A (a)	36,200	6,401,246

Pharmaceuticals - 0.8%
Thermo Fisher Scientific, Inc.	22,000	5,369,760

Restaurants - 2.0%
Cracker Barrel Old Country Store, Inc.	16,700	2,457,071
Dunkin' Brands Group, Inc.	28,700	2,115,764
McDonald's Corporation	26,000	4,349,540
Starbucks Corporation	78,000	4,433,520
		13,355,895
Semiconductors & Semiconductor Equipment - 4.2%
Intel Corporation	202,000	9,552,580
Kulicke and Soffa Industries, Inc.	268,379	6,398,155
Lam Research Corporation	39,400	5,976,980
Texas Instruments, Inc.	64,000	6,866,560
		28,794,275
Software - 2.2%
Microsoft Corporation	46,000	5,261,020
Oracle Corporation	183,000	9,435,480
		14,696,500
Specialty Retail - 0.9%
Lowe's Companies, Inc.	51,000	5,855,820

Telecommunications - 0.8%
Corning, Inc.	152,000	5,365,600

Textiles, Apparel & Luxury Goods - 1.6%
Skechers U.S.A., Inc. - Class A (a)	253,000	7,066,290
Tapestry, Inc.	79,000	3,971,330
		11,037,620
Transportation Equipment - 0.5%
Greenbrier Companies, Inc.	57,700	3,467,770

TOTAL COMMON STOCKS (Cost $562,031,496)		639,987,811

SHORT-TERM INVESTMENT - 6.8%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.92% (c)
(Cost $46,268,284)	46,268,284	46,268,284

TOTAL INVESTMENTS - 100.8%
(Cost $608,299,780)		686,256,095
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(5,232,034)
TOTAL NET ASSETS - 100.0%		$681,024,061

(a)	Non-income producing security.

(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.
PLC - Public Limited Company

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$639,987,811	$-	$-	$639,987,811
Short-Term Investment	46,268,284	-	-	46,268,284
Total Investments	$686,256,095	$-	$-	$686,256,095

Refer to the Schedule of Investments for further information on the classification of investments.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Airlines - 2.5%
Spirit Airlines, Inc. (a)	54,150	$2,543,425

Auto Components - 7.8%
Delphi Technologies PLC (b)	42,000	1,317,120
Goodyear Tire & Rubber Company	99,600	2,329,644
Miller Industries, Inc.	56,000	1,506,400
Spartan Motors, Inc.	195,300	2,880,675
		8,033,839
Auto Manufacturers - 1.4%
Blue Bird Corp. (a)	58,150	1,424,675

Commercial Banks - 7.1%
Citizens Financial Group, Inc.	69,750	2,690,258
Home BancShares, Inc.	64,000	1,401,600
Prosperity Bancshares, Inc.	46,915	3,253,555
		7,345,413
Communications Equipment - 2.1%
CommScope Holding Company, Inc. (a)	70,700	2,174,732

Computers - 3.5%
Conduent, Inc. (a)	160,300	3,609,956

Containers & Packaging - 6.1%
Owens-Illinois, Inc. (a)	214,300	4,026,697
WestRock Company	42,709	2,282,369
		6,309,066
Diversified Financial Services - 5.9%
Janus Henderson Group PLC (b)	76,800	2,070,528
Legg Mason, Inc.	128,000	3,997,440
		6,067,968
Electronics - 5.1%
Keysight Technologies, Inc. (a)	43,000	2,850,040
Sensata Technologies Holding PLC (a)(b)	49,000	2,427,950
		5,277,990
Food & Drug Retailers - 1.6%
Casey's General Stores, Inc.	12,400	1,600,964

Food Products - 2.1%
Hain Celestial Group, Inc. (a)	80,000	2,169,600

Health Care Equipment & Supplies - 4.3%
Natus Medical, Inc. (a)	23,000	819,950
Zimmer Biomet Holdings, Inc.	27,500	3,615,425
		4,435,375
Hotels & Leisure - 2.5%
SeaWorld Entertainment, Inc. (a)	80,400	2,526,972

Household Durables - 7.7%
Central Garden & Pet Company - Class A (a)	55,000	1,822,700
Helen of Troy Ltd. (a)(b)	8,200	1,073,380
Lifetime Brands, Inc.	200,500	2,185,450
Newell Brands, Inc.	140,000	2,842,000
		7,923,530
Industrial Equipment Wholesale - 5.9%
Park-Ohio Holdings Corp.	44,500	1,706,575
WESCO International, Inc. (a)	71,970	4,422,556
		6,129,131
Machinery - 5.0%
AGCO Corporation	21,000	1,276,590
Federal Signal Corporation	49,500	1,325,610
Regal Beloit Corporation	31,400	2,588,930

		5,191,130
Materials - 1.8%
Axalta Coating Systems Ltd. (a)(b)	62,499	1,822,471

Media - 3.4%
Discovery, Inc. - Class C (a)	118,300	3,499,314

Office Electronics - 2.6%
Zebra Technologies Corporation - Class A (a)	15,300	2,705,499

Pharmaceuticals - 3.8%
Prestige Brands Holdings, Inc. (a)	104,105	3,944,538

Restaurants - 4.9%
Cracker Barrel Old Country Store, Inc.	5,090	748,892
Denny's Corporation (a)	97,000	1,427,840
Dine Brands Global, Inc.	27,000	2,195,370
Dunkin' Brands Group, Inc.	9,750	718,770
		5,090,872
Semiconductors & Semiconductor Equipment - 2.9%
Kulicke and Soffa Industries, Inc.	125,900	3,001,456

Specialty Retail - 1.5%
Big Lots, Inc.	38,000	1,588,020

Textiles, Apparel & Luxury Goods - 1.5%
Skechers U.S.A., Inc. - Class A (a)	57,200	1,597,596

Transportation Equipment - 4.0%
Greenbrier Companies, Inc.	31,700	1,905,170
Wabash National Corporation	122,000	2,224,060
		4,129,230

TOTAL COMMON STOCKS (Cost $90,396,026)		100,142,762

SHORT-TERM INVESTMENT - 3.6%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.92% (c)
(Cost $3,709,996)	3,709,996	3,709,996

TOTAL INVESTMENTS - 100.6%
(Cost $94,106,022)		103,852,758
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(649,084)
TOTAL NET ASSETS - 100.0%		$103,203,674

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.
PLC - Public Limited Company

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$100,142,762	$-	$-	$100,142,762
Short-Term Investments	3,709,996	-	-	3,709,996
Total Investments	$103,852,758	$-	$-	$103,852,758

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date                                            11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date                                            11/26/2018

By (Signature and Title) /s/ Ryan L. Roell
                                            Ryan L. Roell, Treasurer

Date                                            11/26/2018